DWS Capital Growth Fund

Supplement to the Statements of Additional Information dated December 1, 2005

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Effective February 1, 2006, DWS Capital Growth Fund is no longer available through this Statement of Additional Information. For a copy of the fund's current Statement of Additional Information, please contact DWS Scudder.















               Please Retain this Supplement for Future Reference



April 3, 2006